EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2011
EARNINGS PER SHARE

19. EARNINGS PER SHARE

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥29,506	¥40,095	¥122,448

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	157.27	218.47	667.23

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	157.23	218.47	667.23

	Years ended March 31,
	2009	2010	2011
	(shares in thousands)
Basic average number of shares outstanding	187,618	183,525	183,517
Dilutive effect of stock options	43	—	—
Diluted average number of shares outstanding	187,661	183,525	183,517